Schedule of Cost, Accumulated Depreciation and Net Book Value of the Company's Leasing Equipment by Equipment Type (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Containers, cost	$ 4,963,965	$ 4,708,326	[1]
Containers, accumulated depreciation	(1,172,355)	(990,784)	[1]
Containers, net book value	3,791,610	3,717,542	[1],[2]
Dry Containers Other Than Open Top And Flat Rack Containers, 20'
Property, Plant and Equipment [Line Items]
Containers, cost	1,497,557	1,399,878
Containers, accumulated depreciation	(347,910)	(304,652)
Containers, net book value	1,149,647	1,095,226
Dry Containers Other Than Open Top And Flat Rack Containers, 40'
Property, Plant and Equipment [Line Items]
Containers, cost	223,916	253,226
Containers, accumulated depreciation	(75,610)	(76,344)
Containers, net book value	148,306	176,882
Dry Containers Other Than Open Top And Flat Rack Containers, 40' High Cube
Property, Plant and Equipment [Line Items]
Containers, cost	2,043,253	1,861,221
Containers, accumulated depreciation	(476,238)	(405,503)
Containers, net book value	1,567,015	1,455,718
Dry Containers Other Than Open Top And Flat Rack Containers, 45' High Cube Dry Van
Property, Plant and Equipment [Line Items]
Containers, cost	29,010	29,823
Containers, accumulated depreciation	(8,494)	(6,957)
Containers, net book value	20,516	22,866
Refrigerated Containers, 20'
Property, Plant and Equipment [Line Items]
Containers, cost	24,062	24,420
Containers, accumulated depreciation	(5,394)	(3,830)
Containers, net book value	18,668	20,590
Refrigerated Containers, 20' High Cube
Property, Plant and Equipment [Line Items]
Containers, cost	5,139	5,149
Containers, accumulated depreciation	(2,327)	(1,948)
Containers, net book value	2,812	3,201
Refrigerated Containers, 40' High Cube
Property, Plant and Equipment [Line Items]
Containers, cost	1,002,843	1,004,532
Containers, accumulated depreciation	(229,465)	(169,383)
Containers, net book value	773,378	835,149
Open Top and Flat Rack Containers, 20' Folding Flat Rack
Property, Plant and Equipment [Line Items]
Containers, cost	16,595	16,712
Containers, accumulated depreciation	(3,525)	(2,942)
Containers, net book value	13,070	13,770
Open Top And Flat Rack Containers, 40' Folding Flat Rack
Property, Plant and Equipment [Line Items]
Containers, cost	43,334	43,620
Containers, accumulated depreciation	(14,394)	(12,634)
Containers, net book value	28,940	30,986
Open Top And Flat Rack Containers, 20' Open Top
Property, Plant and Equipment [Line Items]
Containers, cost	10,837	11,048
Containers, accumulated depreciation	(1,237)	(1,069)
Containers, net book value	9,600	9,979
Open Top And Flat Rack Containers, 40' Open Top
Property, Plant and Equipment [Line Items]
Containers, cost	26,690	27,115
Containers, accumulated depreciation	(4,469)	(3,778)
Containers, net book value	22,221	23,337
Tank containers
Property, Plant and Equipment [Line Items]
Containers, cost	40,729	31,582
Containers, accumulated depreciation	(3,292)	(1,744)
Containers, net book value	$ 37,437	$ 29,838

[1]	Amount as of December 31, 2016 has been restated for immaterial corrections of identified errors related to the calculation of gain on sale of containers, net (see Note 2 “Immaterial Correction of Errors in Prior Periods”).
[2]	Certain amounts as of December 31, 2016 have been restated for immaterial corrections of identified errors related to the calculation of gain on sale of containers, net, to properly account for lease concessions (see Note 2 "Immaterial Correction of Errors in Prior Periods") and to reclassify debt balances to conform with the 2017 presentation.